Schedule I Investments Other Than Investments in Related Parties (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	$ 71,744,593	[1]
Amount at which shown in the consolidated balance sheets	75,459,751
Fixed-maturity securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	62,927,160	[1]
Fair Value	66,623,238
Amount at which shown in the consolidated balance sheets	66,624,474
Fixed-maturity securities | Available-for-sale Securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	62,706,408	[1]
Fair Value	66,403,722
Amount at which shown in the consolidated balance sheets	66,403,722
Fixed-maturity securities | Available-for-sale Securities | US Government and Government Agencies and Authorities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	1,103,739	[1]
Fair Value	1,158,859
Amount at which shown in the consolidated balance sheets	1,158,859
Fixed-maturity securities | Available-for-sale Securities | Non Government backed Securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	480,981	[1]
Fair Value	511,829
Amount at which shown in the consolidated balance sheets	511,829
Fixed-maturity securities | Available-for-sale Securities | States and political subdivisions
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	4,916,086	[1]
Fair Value	4,958,360
Amount at which shown in the consolidated balance sheets	4,958,360
Fixed-maturity securities | Available-for-sale Securities | Foreign Government
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	341,223	[1]
Fair Value	365,234
Amount at which shown in the consolidated balance sheets	365,234
Fixed-maturity securities | Available-for-sale Securities | Public Utility, Bonds
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	4,692,512	[1]
Fair Value	5,136,210
Amount at which shown in the consolidated balance sheets	5,136,210
Fixed-maturity securities | Available-for-sale Securities | Corporate securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	39,446,124	[1]
Fair Value	41,676,852
Amount at which shown in the consolidated balance sheets	41,676,852
Fixed-maturity securities | Available-for-sale Securities | Mortgage-backed securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	11,668,499	[1]
Fair Value	12,525,293
Amount at which shown in the consolidated balance sheets	12,525,293
Fixed-maturity securities | Available-for-sale Securities | Collateralized mortgage obligations
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	12,557	[1]
Fair Value	14,212
Amount at which shown in the consolidated balance sheets	14,212
Fixed-maturity securities | Available-for-sale Securities | Collateralized debt obligations
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	44,687	[1]
Fair Value	56,873
Amount at which shown in the consolidated balance sheets	56,873
Fixed-maturity securities | Held-to-maturity Securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	220,752	[1]
Fair Value	219,516
Amount at which shown in the consolidated balance sheets	220,752
Fixed-maturity securities | Held-to-maturity Securities | Corporate securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	110	[1]
Fair Value	129
Amount at which shown in the consolidated balance sheets	110
Fixed-maturity securities | Held-to-maturity Securities | Collateralized debt obligations
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	220,642	[1]
Fair Value	219,387
Amount at which shown in the consolidated balance sheets	220,642
Equity securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	239,090	[1]
Fair Value	256,934
Amount at which shown in the consolidated balance sheets	256,934
Equity securities | Available-for-sale Securities | Common stocks, Industrial and miscellaneous
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	29,112	[1]
Fair Value	29,112
Amount at which shown in the consolidated balance sheets	29,112
Equity securities | Trading Securities [Member] | Common stocks, Industrial and miscellaneous
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	209,978	[1]
Fair Value	227,822
Amount at which shown in the consolidated balance sheets	227,822
Other Investments
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	8,578,343	[1]
Amount at which shown in the consolidated balance sheets	8,578,343
Other Investments | Mortgage Loans on Real Estate
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	6,134,525	[1]
Amount at which shown in the consolidated balance sheets	6,134,525
Other Investments | Short-term Investments
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	7,547	[1]
Amount at which shown in the consolidated balance sheets	7,547
Other Investments | Derivative
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	831,707	[1]
Amount at which shown in the consolidated balance sheets	831,707
Other Investments | Loans Related to Affiliated Companies and Other Companies
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	1,191,170	[1]
Amount at which shown in the consolidated balance sheets	1,191,170
Other Investments | Policy loans
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	158,217	[1]
Amount at which shown in the consolidated balance sheets	158,217
Other Investments | Acquired Loans
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	205,131	[1]
Amount at which shown in the consolidated balance sheets	205,131
Other Investments | Other invested assets
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	50,046	[1]
Amount at which shown in the consolidated balance sheets	$ 50,046

[1]	Original cost of equity securities and, as to fixed-maturities, original cost reduced by repayments and adjusted for amortization of premiums, accrual discounts, or impairments.